Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 49,151	$ 39,304
Short-term deposits	10,459	15,500
Marketable securities		18,402
Accounts receivables net of allowance for credit losses of $367 and $112 as of December 31, 2025, and December 31, 2024, respectively.	2,013	1,805
Inventories	3,070	1,493
Prepaid expenses	1,255	827
Other current assets	845	1,349
TOTAL CURRENT ASSETS	66,793	78,680
NON-CURRENT ASSETS:
Restricted deposits	361	337
Long-term deposits		10,000
Property and equipment, net	29,677	45,355
Goodwill	316
Operating lease right-of-use asset	3,518	3,843
Intangible assets	59,868	69,995
Other non-current assets	1,632	1,792
TOTAL NON-CURRENT ASSETS	95,372	131,322
TOTAL ASSETS	162,165	210,002
CURRENT LIABILITIES:
Short-term loan	3,136	3,061
Accounts payable	2,886	2,209
Accrued expenses	4,224	3,968
Deferred revenue	534	140
Contingent short-term earnout liability	304
Current maturities of operating lease liabilities	950	745
Other current liabilities	4,854	3,849
TOTAL CURRENT LIABILITIES	16,888	13,972
NON-CURRENT LIABILITIES:
Non-current operating lease liabilities	3,765	3,640
Non-current deferred revenue	17
Contingent long-term earnout liability	173
Deferred tax liability	600	2,576
Other long-term liabilities	990	695
TOTAL NON-CURRENT LIABILITIES	5,545	6,911
TOTAL LIABILITIES	22,433	20,883
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary Shares, par value NIS 0.01 per share 100,000,000 authorized at December 31, 2025 and December 31 2024, 69,590,228 and 63,762,001 issued and outstanding at December 31, 2025 and December 31, 2024, respectively	198	181
Additional paid-in capital	588,301	562,688
Accumulated other comprehensive loss		(1)
Accumulated deficit	(448,767)	(373,749)
TOTAL SHAREHOLDERS’ EQUITY	139,732	189,119
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 162,165	$ 210,002